OPERATING SEGMENTS - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 8,977	€ 8,280
Comparable operating profit	1,165	1,051
Items impacting comparability	5	(84)
Operating profit	1,170	967
Total finance costs, net	(63)	(63)
Non-operating items	(6)	(6)
Profit before taxes	1,101	898
Other income	53	0
Royalty income	18
Cost of restructuring	(51)
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,105	6,451
Comparable operating profit	924	825
Including depreciation and amortisation (comparable)	272	273
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,872	1,829
Comparable operating profit	241	226
Including depreciation and amortisation (comparable)	€ 101	€ 114